Business Combinations - Schedule of Net Cash Outflows Related To The Acquisition (Details) - EUR (€) € in Thousands		6 Months Ended
	Jan. 01, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Net cash outflow - Investing activities		€ (14,608)	€ (108,575)
Ermenegildo Zegna Korea Co. Ltd
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	€ (8,970)
Cash and cash equivalents acquired	210
Payment of acquisition-related liabilities	(967)
Net cash outflow - Investing activities	€ (9,727)